Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee does not take into account material
non-public
information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public
information for the purpose of affecting the value of executive compensation. During 2025, the Company did not grant options (or similar awards) to any NEO. More broadly, the Company has not awarded options (or similar awards) in the last four years, and no such awards are currently outstanding or expected to be made.
Award Timing Method	The Committee does not take into account material
non-public
information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public
information for the purpose of affecting the value of executive compensation. During 2025, the Company did not grant options (or similar awards) to any NEO. More broadly, the Company has not awarded options (or similar awards) in the last four years, and no such awards are currently outstanding or expected to be made.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take into account material
non-public
information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public
information for the purpose of affecting the value of executive compensation. During 2025, the Company did not grant options (or similar awards) to any NEO. More broadly, the Company has not awarded options (or similar awards) in the last four years, and no such awards are currently outstanding or expected to be made.
MNPI Disclosure Timed for Compensation Value	false